Document And Entity Information	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	METHODE ELECTRONICS, INC.
Entity Central Index Key	0000065270
Entity Emerging Growth Company	false
Entity File Number	001-33731
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2090085
Entity Address, Address Line One	8750 West Bryn Mawr Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631-3518
City Area Code	(708)
Local Phone Number	867-6777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	MEI
Security Exchange Name	NYSE